25 Subsequent events (Details Narrative) R$ in Thousands						12 Months Ended
		Mar. 10, 2020 BRL (R$) Number	Feb. 20, 2020 BRL (R$)	Feb. 06, 2020 BRL (R$) shares	Nov. 01, 2019 BRL (R$)	Dec. 31, 2019 Number shares	Dec. 31, 2018 Number shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issed (shares) | shares						89,744,275	1,443,541
Number of option exercised (in shares) | Number	[1]					1,842,428	143,472
Events After Reporting Periods [Member] | Class A Common Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of option exercised (in shares) | Number		240,552
Proceeds from conversion		R$ 29,823
Exchange rate | Number		4.6693
Events After Reporting Periods [Member] | Class A Common Shares [Member] | BRAZIL [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds				R$ 293,195
Events After Reporting Periods [Member] | Class A Common Shares [Member] | United States of America, Dollars
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from conversion		R$ 6,387
Events After Reporting Periods [Member] | Class A Common Shares [Member] | United States of America, Dollars | BRAZIL [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds				R$ 68,060
Events After Reporting Periods [Member] | Class A Common Shares [Member] | Bottom of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issed (shares) | shares				3,019,928
Net proceeds				R$ 345,974
Events After Reporting Periods [Member] | Class A Common Shares [Member] | Bottom of Range [Member] | United States of America, Dollars
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds				80,183
Events After Reporting Periods [Member] | Class A Common Shares [Member] | Top of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds				12,367
Events After Reporting Periods [Member] | Class A Common Shares [Member] | Top of Range [Member] | United States of America, Dollars
Disclosure of non-adjusting events after reporting period [line items]
Net proceeds				R$ 2,865
Centro Universitario Sao Lucas [Member] | Events After Reporting Periods [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of acquisition interest rate			100.00%
Description of acquisition			(i) 70% is payable in cash on the transaction closing date, and (ii) 30% is payable in cash in three equal installments through 2023, adjusted by the CDI rate.
Aggregate purchase price			R$ 341,600
Additional payment			R$ 80,000
Purchase Agreement [Member] | Sociedade Universitaria Redentor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Acquisition date					Jan. 31, 2020
Percentage of acquisition interest rate					100.00%
Description of acquisition					The purchase price of R$ 225,000 is comprised of: i) R$ 125,000 paid in cash as of January 31, 2020; and ii) R$ 100,000 is payable in five equal installments of R$ 20,000 through May 2024, adjusted by the CDI rate.
Transaction costs					R$ 1,354

[1]	The number of common shares outstanding from Afya Brazil was retrospectively adjusted in the proportion of 1:28 due to the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya, which did not result in changes on the arrangements of the plans.